Interests in subsidiaries (Tables)	12 Months Ended
Jun. 30, 2025
Investments accounted for using equity method [abstract]
Summary of interest in subsidiaries

The
consolidated
financial statements incorporate the assets, liabilities and results of the following subsidiaries in accordance with the accounting policy described in note 2:

		Ownership interest
Name	Principal place of business / Country of incorporation	2025%	2024%

Kazia Laboratories Pty Ltd	Australia	100%	100%
Kazia Research Pty Ltd	Australia	100%	100%
Kazia Therapeutics Inc.	United States of America	100%	100%
Glioblast Pty Ltd	Australia	100%	100%